Other liabilities - Provision for liabilities and charges (Details) £ in Millions	12 Months Ended
Dec. 31, 2025 GBP (£)
Provisions for liabilities and charges
Balance at beginning of the period	£ 864
Expected credit losses impairment charge (release)	3
Currency translation and other movements	(3)
Charge to income statement	363
Release to income statement	(162)
Provisions utilised	(446)
Balance at end of the period	619
Customer redress
Provisions for liabilities and charges
Balance at beginning of the period	420
Currency translation and other movements	1
Charge to income statement	78
Release to income statement	(42)
Provisions utilised	(175)
Balance at end of the period	282
Litigation and other regulatory
Provisions for liabilities and charges
Balance at beginning of the period	128
Currency translation and other movements	(7)
Charge to income statement	39
Release to income statement	(50)
Provisions utilised	(46)
Balance at end of the period	64
Property
Provisions for liabilities and charges
Balance at beginning of the period	90
Charge to income statement	26
Release to income statement	(24)
Provisions utilised	(19)
Balance at end of the period	73
Commitments and guarantees
Provisions for liabilities and charges
Balance at beginning of the period	55
Expected credit losses impairment charge (release)	3
Balance at end of the period	58
Other
Provisions for liabilities and charges
Balance at beginning of the period	171
Currency translation and other movements	3
Charge to income statement	220
Release to income statement	(46)
Provisions utilised	(206)
Balance at end of the period	£ 142